EMPLOYEE BENEFIT PLAN (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Retirement Benefits [Abstract]
Employee benefits expensed	$ 131,034	¥ 942,881	$ 301,274	¥ 2,133,349	$ 362,167	¥ 2,437,296